CONVERTIBLE DEBENTURES FINANCING (Details Narrative) - CAD ($)		12 Months Ended
	Jan. 06, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2013
Convertible Debentures
ConvertibleDebenturesFinancingLineItems [Line Items]
Convertible debenture financing, Amount	$ 250,000
Maturity date	Jan. 06, 2016
Conversion price	$ 0.30
Interest rate	12.00%
Convertible debentures, Amount	$ 222,006
Equity portion of convertible debenture	$ 27,994
Interest expense		$ 30,000	$ 30,000
Convertible note		250,000
Accrued interest		179,589	149,589
Convertible Debentures Two
ConvertibleDebenturesFinancingLineItems [Line Items]
Convertible debenture financing, Amount				$ 975,000
Maturity date				Jul. 23, 2018
Conversion price				$ 1.50
Interest rate				15.00%
Convertible debentures, Amount				$ 913,072
Equity portion of convertible debenture				$ 61,928
Interest expense		15,000	15,000
Convertible note		100,000
Accrued interest		$ 109,602	$ 94,602